Annual Total Returns[BarChart] - NVIT Real Estate Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.50%	15.79%	3.05%	28.88%	(5.36%)	7.35%	6.50%	(3.92%)	30.70%	(5.39%)